Customer Concentrations (Details Narrative)	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Three Customers	Mar. 31, 2012 Three Customers
Major customer, % of sales	67.00%	58.00%	63.00%	70.00%
Major Three Customers, Percentage of Accounts Receivables	85.00%	72.00%